Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

A summary of the Group’s cash and cash equivalents as of September 30, 2025 and December 31, 2024 is outlined below:

	September 30, 2025	December 31, 2024
(in USD and thousands)
Cash at bank and in hand	$2,859,799	$2,467,824
Credit card receivables	177,546	21,848
Total	$3,037,345	$2,489,672

As of September 30, 2025 and December 31, 2024, cash at bank and in hand included $159.1 million and $147.3 million, respectively, subject to restrictions on use arising from contracts with third parties.